Segment reporting - Segment results (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Income Statement
Net interest income	$ 9,113	$ 8,873	$ 8,288
Net fee income	827	826	845
Net wealth management and insurance	347	407	401
Trading income	387	321	343
Other income	329	(1,051)	353
Net operating income	11,003	9,376	10,230
Operating expenses	(4,988)	(5,429)	(5,373)
Total operating expenses	(4,988)	(5,429)	(5,373)
Pre-provision profit	6,015	3,947	4,857
Impairment (charges)/benefits	(390)	(196)	(139)
Profit before income tax expense	5,625	3,751	4,718
Income tax (expense)/benefit	(1,620)	(1,336)	(1,434)
Net profit attributable to NCI	(4)	(1)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	4,001	2,414	3,280
Notable items (post tax)	178	(1,053)	179
Balance sheet
Loans	749,931	739,647	719,556
Deposits and other borrowings	676,352	659,129	645,606
Addition (Reduction) to Income tax attributable to notable items	(46)	(135)	89
Specialist Businesses
Balance sheet
Impairment of assets, including goodwill and other intangible assets	0	0	167
Group Businesses
Balance sheet
Impairment of assets, including goodwill and other intangible assets	0	159	7
Operating segments | Total
Income Statement
Net interest income	9,202	8,585	8,021
Net fee income	827	827	845
Net wealth management and insurance	347	415	444
Trading income	409	281	339
Other income	86	66	82
Notable items	132	(798)	499
Net operating income	11,003	9,376	10,230
Operating expenses	(4,988)	(5,039)	(5,142)
Notable items		(390)	(231)
Total operating expenses	(4,988)	(5,429)	(5,373)
Pre-provision profit	6,015	3,947	4,857
Impairment (charges)/benefits	(390)	(196)	(139)
Profit before income tax expense	5,625	3,751	4,718
Income tax (expense)/benefit	(1,620)	(1,336)	(1,434)
Net profit attributable to NCI	(4)	(1)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	4,001	2,414	3,280
Notable items (post tax)	178	(1,053)	179
Balance sheet
Loans	749,931	739,647	719,556
Deposits and other borrowings	676,352	659,129	645,606
Operating segments | Consumer and Business Banking
Income Statement
Net interest income	6,736	6,312	5,700
Net fee income	429	413	427
Net wealth management and insurance	22	25	26
Other income	11	17	36
Net operating income	7,198	6,767	6,189
Operating expenses	(3,215)	(3,169)	(3,353)
Notable items		(66)
Total operating expenses	(3,215)	(3,235)	(3,353)
Pre-provision profit	3,983	3,532	2,836
Impairment (charges)/benefits	(248)	(213)	(131)
Profit before income tax expense	3,735	3,319	2,705
Income tax (expense)/benefit	(1,121)	(995)	(820)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	2,614	2,324	1,885
Notable items (post tax)		(47)
Balance sheet
Loans	565,329	559,501	546,646
Deposits and other borrowings	427,007	413,909	410,877
Operating segments | Consumer
Income Statement
Net interest income	4,693	4,608	4,377
Net fee income	266	248	265
Net wealth management and insurance	22	25	26
Other income	9	15	33
Net operating income	4,990	4,896	4,701
Operating expenses	(2,301)	(2,254)	(2,369)
Notable items		(66)
Total operating expenses	(2,301)	(2,320)	(2,369)
Pre-provision profit	2,689	2,576	2,332
Impairment (charges)/benefits	(170)	(228)	27
Profit before income tax expense	2,519	2,348	2,359
Income tax (expense)/benefit	(756)	(703)	(713)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,763	1,645	1,646
Notable items (post tax)		(47)
Balance sheet
Loans	479,761	474,604	465,697
Deposits and other borrowings	293,565	280,574	276,161
Operating segments | Business
Income Statement
Net interest income	2,043	1,704	1,323
Net fee income	163	165	162
Other income	2	2	3
Net operating income	2,208	1,871	1,488
Operating expenses	(914)	(915)	(984)
Total operating expenses	(914)	(915)	(984)
Pre-provision profit	1,294	956	504
Impairment (charges)/benefits	(78)	15	(158)
Profit before income tax expense	1,216	971	346
Income tax (expense)/benefit	(365)	(292)	(107)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	851	679	239
Balance sheet
Loans	85,568	84,897	80,949
Deposits and other borrowings	133,442	133,335	134,716
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	712	629	481
Net fee income	296	303	302
Trading income	375	249	267
Other income	33	2	23
Net operating income	1,416	1,183	1,073
Operating expenses	(617)	(607)	(581)
Total operating expenses	(617)	(607)	(581)
Pre-provision profit	799	576	492
Impairment (charges)/benefits	4	(27)	(58)
Profit before income tax expense	803	549	434
Income tax (expense)/benefit	(229)	(168)	(128)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	574	381	306
Balance sheet
Loans	84,697	85,182	73,950
Deposits and other borrowings	112,662	116,552	104,661
Operating segments | Westpac New Zealand
Income Statement
Net interest income	1,145	1,073	1,034
Net fee income	82	99	86
Net wealth management and insurance	17	15	39
Trading income	18	18	25
Other income	(1)	(4)	1
Notable items		(12)	132
Net operating income	1,261	1,189	1,317
Operating expenses	(574)	(538)	(534)
Total operating expenses	(574)	(538)	(534)
Pre-provision profit	687	651	783
Impairment (charges)/benefits	(142)	16	9
Profit before income tax expense	545	667	792
Income tax (expense)/benefit	(154)	(192)	(190)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	391	475	602
Notable items (post tax)		(10)	129
Balance sheet
Loans	91,943	85,285	87,361
Deposits and other borrowings	77,321	71,202	75,622
Operating segments | Specialist Businesses
Income Statement
Net interest income	216	232	242
Net fee income	22	17	29
Net wealth management and insurance	308	375	379
Trading income	22	21	20
Other income	41	5	14
Notable items	243	(1,120)	109
Net operating income	852	(470)	793
Operating expenses	(280)	(313)	(370)
Notable items		(150)	(215)
Total operating expenses	(280)	(463)	(585)
Pre-provision profit	572	(933)	208
Impairment (charges)/benefits	(2)	29	38
Profit before income tax expense	570	(904)	246
Income tax (expense)/benefit	(73)	50	(111)
Net profit attributable to NCI	(4)	(1)	(3)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	493	(855)	132
Notable items (post tax)	256	(1,112)	(114)
Balance sheet
Loans	8,086	9,866	11,730
Deposits and other borrowings	10,046	9,457	8,362
Operating segments | Group Businesses
Income Statement
Net interest income	393	339	564
Net fee income	(2)	(5)	1
Trading income	(6)	(7)	27
Other income	2	46	8
Notable items	(111)	334	258
Net operating income	276	707	858
Operating expenses	(302)	(412)	(304)
Notable items		(174)	(16)
Total operating expenses	(302)	(586)	(320)
Pre-provision profit	(26)	121	538
Impairment (charges)/benefits	(2)	(1)	3
Profit before income tax expense	(28)	120	541
Income tax (expense)/benefit	(43)	(31)	(185)
Net profit attributable to NCI			(1)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(71)	89	355
Notable items (post tax)	(78)	116	164
Balance sheet
Loans	(124)	(187)	(131)
Deposits and other borrowings	49,316	48,009	46,084
Notable Items (pre-tax)
Income Statement
Net interest income	(89)	288	267
Net fee income		(1)
Net wealth management and insurance		(8)	(43)
Trading income	(22)	40	4
Other income	243	(1,117)	271
Notable items	$ (132)	798	(499)
Operating expenses		(390)	(231)
Notable items		$ 390	$ 231